Intangible Assets and Impairment Testing (Tables)	12 Months Ended
Dec. 31, 2022
Intangible Assets and Impairment Testing
Schedule of intangible assets and impairment testing

	December 31,
	2022	2021
Licenses and similar rights
Cost at opening balance	390,166	380,836
Acquisition for the year	—	16,066
Exchange differences on translation	78,545	(6,736)
Cost at closing balance	468,711	390,166

Impairment
Cost at opening balance	(27,975)	—
Impairment	—	(27,975)
Exchange differences on translation	(2,679)	—
Accumulated impairment at closing balance	(30,654)	(27,975)

Goodwill
Cost at opening balance	37,227	37,989
Exchange differences on translation	8,557	(762)
Cost at closing balance	45,784	37,227

Net book value	483,841	399,418

Schedule of impairment testing of intangible assets discount rate

	Year Ended December 31,
Parameter, %	2022	2021
Discount rate	12.0	11.0

	Year Ended December 31,
Parameter, %	2022	2021
Discount rate NOX platform	12.0	17.7
Discount rate Budenofalk 3 mg oral capsule	12.0	12.4